Fair Value of Financial Instruments - Summary of Fair Value of Financial Instruments Measured on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Apr. 22, 2012
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	$ 1,107	$ 1,767	$ 2,100
Derivative liability [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	1,107	1,767
Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities
Level 1 [Member] | Derivative liability [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities
Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities
Level 2 [Member] | Derivative liability [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities
Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	1,107	1,767
Level 3 [Member] | Derivative liability [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	$ 1,107	$ 1,767